Summary Prospectus June 23, 2017
Virtus Growth Allocation Strategy Fund
A: SGIAX	C: SGILX	I: CLVGX	T: VGATX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information (SAI), annual report and other information about the fund online at virtus.com/products/prospectuses.
You can also get this information at no cost by calling 800-243-1574 or by sending an e-mail to: virtus.investment.partners@virtus.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary.
The fund’s prospectus and SAI, both dated June 23, 2017, are incorporated by reference into this Summary Prospectus.

Investment Objective
The fund has an investment objective of seeking to provide long-term capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. You may qualify for sales charge discounts in Class T Shares if you invest at least $250,000 in the fund. Information about these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 196 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 131 of the fund’s statement of additional information.
The Virtus Growth Allocation Strategy Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Growth Allocation Strategy and RidgeWorth Moderate Allocation Strategy, each a series of RidgeWorth Funds (each a “Predecessor Fund” and together the “Predecessor Funds”), resulting from a reorganization of the Predecessor Funds with and into the fund, which is anticipated to occur on or about June 28, 2017.
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	2.50%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.10%	0.10%	0.10%	0.10%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	0.37%(b)	0.39%(b)	0.53%(b)	0.37%(c)
Acquired Fund Fees and Expenses	0.64%	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.36%	2.13%	1.27%	1.36%
Less: Fee Waivers and/or Expense Reimbursements(d)	-0.03%	-0.19%	-0.13%	-0.03%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(d)	1.33%	1.94%	1.14%	1.33%
(a)
The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(b)
Restated to reflect current fees and expenses.

(c)
Estimated for current fiscal year, as annualized.

(d)
The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.69% for Class A Shares, 1.30% for Class C Shares, 0.50% for Class I Shares and 0.69% for Class T Shares through July 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. It shows your costs if you sold your shares at the end of the period or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$703	$975	$1,271	$2,111
Class C	Sold	$297	$629	$1,108	$2,431
	Held	$197	$629	$1,108	$2,431
Class I	Sold or Held	$116	$376	$671	$1,510
Class T	Sold or Held	$382	$664	$970	$1,839
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Investments, Risks and Performance
Principal Investment Strategies
The fund invests pursuant to an asset allocation strategy in a combination of affiliated equity funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, affiliated fixed income funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds” and, together with the Underlying Equity Funds, the “Underlying Funds”). The fund invests between 60% and 80% of its assets in Underlying Equity Funds and between 10% and 40% of its assets in Underlying Fixed Income Funds. The fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.
The fund may invest in Underlying Funds that:
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invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments and securities restricted as to resale, of U.S. and non-U.S. companies. The Underlying Funds may invest in companies of any size and in both developed and emerging markets;

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invest in bank loans and other below investment grade instruments; and

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invest in inflation-protected public obligations of the U.S. Treasury (“TIPS”), which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

The fund has no limits as to the market capitalizations of equity securities in the Underlying Equity Funds’ portfolios, nor does it have limits as to the average maturity of any Underlying Fixed Income Funds or remaining maturities of individual securities in which any Underlying Fixed Income Fund invests.
In selecting a diversified portfolio of Underlying Funds, the adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table that follows shows how the adviser currently expects to allocate the fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the fund will currently have exposure.
Asset Class	Investment Range (Percentage of the Growth Allocation Strategy Fund’s Assets)
Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities (All Market Capitalizations)
Underlying Fixed Income Funds	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%
Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of any Underlying Funds in which the fund invests. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund including by accelerating the realization of capital gains and increasing the fund’s transaction costs. The principal risks of investing in the fund are:
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Affiliated Fund Risk. The risk that the adviser’s authority to select and substitute Underlying Funds from a variety of affiliated mutual funds may create a conflict of interest.

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Allocation Risk. The risk that the fund’s exposure to equities and fixed income securities, or to different asset classes, may vary from the intended allocation or may not be optimal for market conditions at a given time.

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Fund of Funds Risk. The risk that the fund’s performance will be adversely affected by the assets owned by the other mutual funds and ETFs in which it invests, and that the layering of expenses associated with the fund’s investment in such other funds will cost shareholders more than direct investments would have cost.

The principal risks attributable to the Underlying Funds in which the fund invests are:
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Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt securities rated below investment grade are especially susceptible to this risk.

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Derivatives Risk. The risk that the fund will incur a loss greater than the fund’s investment in, or will experience greater share price volatility as a result of investing in, a derivative contract. Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage, or to attempt to increase yield.

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Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the fund invests will impact the value of the stocks held by the fund and, thus, the value of the fund’s shares over short or extended periods. Investments in a particular style or in small or medium-sized companies may enhance that risk.

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Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the fund of owning shares of the ETF will exceed those the fund would incur by investing in such securities directly.

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Foreign Investing Risk. The risk that the prices of foreign securities in the fund’s portfolio will be more volatile than those of domestic securities, or will be negatively affected by currency fluctuations, less regulated or liquid securities markets, or economic, political or other developments.

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Growth Stocks Risk. The risk that the fund’s investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.

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High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high-yield/high-risk securities in the fund’s portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.

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Illiquid and Restricted Securities. Certain securities in which a fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

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Inflation Protected Investing Risk. The risk that inflation-protected securities will react differently from other fixed income securities to changes in interest rates. The values of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

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Interest Rate Risk. The risk that when interest rates rise, the values of the fund’s debt securities, especially those with longer maturities, will fall.

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Large Market Capitalization Companies Risk. The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

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Loan Risk. The risks that, in addition to the risks typically associated with high-yield/high-risk fixed income securities, loans in which the fund invests, including floating rate loans, may be unsecured or not fully collateralized, may be subject to restrictions on resale, and/or some loans may trade infrequently on the secondary market. Loans settle on a delayed basis, potentially leading to the sale proceeds of loans not being available to meet redemptions for a substantial period of time after the sale of the loans.

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Market Volatility Risk. The risk that the value of the securities in which the fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods.

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Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the fund invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.

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Real Estate Investment Risk. The risk that the value of the fund’s shares will be negatively affected by factors specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

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Small and Medium Market Capitalization Risk. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

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Unrated Fixed Income Securities Risk. The risk that the subadviser will be unable to accurately assess the quality of an unrated fixed income security, so that the fund invests in a security with greater risk than intended, or that the liquidity of unrated fixed income securities in which the fund invests will be hindered, making it difficult for the fund to sell them.

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U.S. Government Securities Risk. The risk that U.S. Government securities in the fund’s portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

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Value Stocks Risk. The risk that the fund will underperform when value investing is out of favor or that the fund’s investments will not appreciate in value as anticipated.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the RidgeWorth Growth Allocation Strategy as its own. The fund has identical investment objectives and strategies as the RidgeWorth Growth Allocation Strategy.
The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of two broad-based securities market indexes and a composite benchmark. Updated performance information is available at virtus.com or by calling 888-784-3863.
As of the date of this prospectus, Class T Shares had not begun operations; therefore, performance information for Class T Shares is not shown here.

Calendar year total returns for Class I Shares
Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Year-to-date performance (through March 31, 2017) is 4.73%
Average Annual Total Returns (for the periods ended 12/31/16)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
	1 Year	5 Years	10 Years
Class I
Return Before Taxes	4.89%	8.48%	5.12%
Return After Taxes on Distributions	3.12%	6.36%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	4.32%	6.34%	3.69%
Class A
Return Before Taxes	-1.41%	7.01%	4.24%
Class C
Return Before Taxes	3.94%	7.60%	4.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.35%
Hybrid 70/30 Blend of the two indexes above (reflects no deduction for fees, expenses or taxes)	9.23%	10.93%	6.43%
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The indexes are unmanaged and not available for direct investment.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Management
The fund’s investment adviser is Virtus Fund Advisers, LLC (the “Adviser”).
Portfolio Management
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Peter J. Batchelar, CFA, CAIA, Portfolio Manager for the Adviser and Senior Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

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Thomas P. Wagner, CFA, CAIA, Portfolio Manager for the Adviser and Vice President of Product Management for Virtus Investment Partners, has co-managed the fund since 2017.

c/o Virtus Mutual Funds
P.O. Box 8053
Boston, MA 02266-8053

86006-17
Purchase and Sale of Fund Shares
Minimum initial investments applicable to Class A and Class C Shares:
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$2,500, generally

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$100 for Individual Retirement Accounts (IRAs), systematic purchase or exchange accounts

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

Minimum additional investments applicable to Class A and Class C Shares:
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$100, generally

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No minimum for defined contribution plans, asset-based fee programs, profit-sharing plans or employee benefit plans

For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.
Class T Shares are available only through financial intermediaries. Your financial intermediary will provide you with the information you need to open an account and to buy or sell Class T Shares.
In general, you may buy or sell shares of the fund by mail or telephone on any business day. You also may buy and sell shares through a financial advisor, broker-dealer or other financial intermediary.
Taxes
The fund’s distributions are taxable to you as either ordinary income or capital gains, except when your investment is through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s Web site for more information.